Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Transactions [Abstract]
Schedule of related party transactions
	Year ended December 31,
	2012	2011
Directors' fees	12	15
Directors' liability insurance	30	24
Consulting and management fees	378	531
Interest Expense	101	67
	521	637